FINAL
[Translation]

SEMI-ANNUAL REPORT

(During the Twenty-First Term)
From: October 1, 2014
To: March 31, 2015

PUTNAM DIVERSIFIED INCOME TRUST

Name of the document filed:	Semi-annual Report

To:	Director of Kanto Local Finance Bureau

Filing Date:	June 30, 2015

Accounting Period:	During the 20th term (from October 1, 2014 to
March 31, 2015)

Name of the Registrant Fund:	PUTNAM DIVERSIFIED INCOME TRUST

Name of the Registrant Issuer:	PUTNAM DIVERSIFIED INCOME TRUST

Name and Official Title	Jonathan S. Horwitz
of Representative:	Executive Vice President, Principal Executive
Officer and Compliance Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
of Registrant Agent:	Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report
is available for Public Inspection:	Not applicable.

I. STATUS OF INVESTMENT FUND
(1) Diversification of Investment Portfolio

			(as of the end of April, 2015)

	Name of country where	Total	Investment Ratio
Types of Assets	security types are issued	U.S. Dollars	(%)

U.S. Government and Agency Mortgage Obligations	United States	2,857,249,448	47.48%

Mortgage-Backed Securities	United States	2,492,602,632	41.42
	United Kingdom	12,578,173	0.21
	Cayman Islands	2,814,246	0.05

Sub-total		2,507,995,051	41.67%

Corporate Bonds and Notes	United States	1,345,923,907	22.36
	Russia	120,271,502	2.00
	Venezuela	104,232,813	1.73
	Canada	83,005,054	1.38
	Luxembourg	60,919,232	1.01
	United Kingdom	41,472,639	0.69
	Mexico	41,311,887	0.69
	France	27,344,686	0.45
	Brazil	25,710,168	0.43
	Indonesia	22,806,565	0.38
	Germany	22,073,552	0.37
	Ireland	20,113,943	0.33
	Netherlands	9,195,227	0.15
	Japan	7,698,600	0.13
	Jamaica	6,833,025	0.11
	Sweden	6,326,250	0.11
	Jersey	3,801,466	0.06
	Cayman Islands	2,907,720	0.05
	Ukraine	2,465,000	0.04
	Costa Rica	2,227,500	0.04
	Bermuda	2,024,524	0.03
	India	1,676,986	0.03
	Switzerland	1,341,750	0.02
	Spain	648,000	0.01

Sub-total		1,962,331,996	32.61%

Foreign Government and Agency Bonds and Notes	Argentina	220,732,076	3.67
	Greece	213,293,115	3.54
	Indonesia	18,476,114	0.31
	Brazil	11,652,705	0.19
	Croatia	11,525,875	0.19
	Venezuela	11,033,085	0.18
	Ghana	6,451,756	0.11
	Russia	5,127,216	0.09
	Poland	3,616,178	0.06
	Kenya	3,582,750	0.06
	Turkey	2,928,750	0.05
	Iraq	2,501,931	0.04
	Ukraine	2,290,925	0.04
	Bahamas	1,944,225	0.03
	Costa Rica	1,556,250	0.03
	Vietnam	625,500	0.01
	Mexico	154,727	0.00

Sub-total		517,493,178	8.60%

Senior Loans	United States	126,360,361	2.10
	Canada	4,790,119	0.08
	Netherlands	2,578,883	0.04
	Germany	470,665	0.01

Sub-total		134,200,028	2.23%

Purchased Swap Options Outstanding	United States	50,348,114	0.84%
	United Kingdom	2,605,058	0.04%

Sub-total		52,953,172	0.88%

Purchased Options Outstanding	United States	2,994,100	0.05%

Convertible Bonds and Notes	United States	1,114,750	0.02%

Short-Term Investments	United States	880,441,527	14.63%

Cash, Deposit and Other
Assets (After deduction of
liabilities)		(2,898,730,189)	-48.17%

(Net Asset Value)		6,018,043,061	100.00%

		(JPY 716,147 million)

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund.

Note 2: Dollar amount is translated for convenience at the rate of $1.00 = ¥119.00 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on 30th April, 2015). The same applies hereinafter.

Note 3: In this document, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and otherwise rounding down when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

(2) Results of Past Operations

(a) Record of Changes in Net Assets

Class C Shares

Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of April 2015 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar		Yen

2014 end of May	995,113	118,418	7.79	(7.82)	927	(931)
June	1,028,785	122,425	7.84	(7.87)	933	(937)
July	1,056,174	125,685	7.83	(7.86)	932	(935)
August	1,069,503	127,271	7.71	(7.74)	917	(921)
September	1,106,389	131,660	7.76	(7.79)	923	(927)
October	1,106,016	131,616	7.62	(7.64)	907	(909)
November	1,105,951	131,608	7.54	(7.56)	897	(900)
December	1,089,295	129,626	7.49	(7.51)	891	(894)
2015 end of January	1,054,052	125,432	7.29	(7.31)	868	(870)

February	1,084,089	129,007	7.52	(7.54)	895	(897)

March	1,068,887	127,198	7.39	(7.41)	879	(882)
April	1,062,712	126,463	7.41	(7.43)	882	(884)

(Note 1) Operations of Class C Shares were commenced on February 1, 1999.

(Note 2) The amount of NAV per share with dividend is set forth in the parentheses. The amount of NAV per share with dividend as of the end of each fiscal year represents NAV per share as of the end of the relevent fiscal year with aggregate amount of all dividends paid during the relevent fiscal year, and the amount of NAV per share with dividend as of the end of each month represents NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

Class M Shares

Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of April 2015 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar		Yen

2014 end of May	225,160	26,794	7.80	(7.83)	928	(932)
June	226,209	26,919	7.85	(7.88)	934	(938)
July	224,124	26,671	7.83	(7.86)	932	(935)
August	217,942	25,935	7.72	(7.75)	919	(922)
September	216,512	25,765	7.77	(7.80)	925	(928)
October	210,792	25,084	7.63	(7.66)	908	(912)
November	204,123	24,291	7.54	(7.57)	897	(901)
December	198,701	23,645	7.50	(7.53)	893	(896)
2015 end of January	191,842	22,829	7.30	(7.33)	869	(872)

February	196,767	23,415	7.53	(7.56)	896	(900)

March	190,249	22,640	7.39	(7.42)	879	(883)
April	188,906	22,480	7.42	(7.45)	883	(887)

(Note 1) Operations of Class M Shares were commenced on December 1, 1994.

(Note 2) The amount of NAV per share with dividend is set forth in the parentheses. The amount of NAV per share with dividend as of the end of each fiscal year represents NAV per share as of the end of the relevent fiscal year with aggregate amount of all dividends paid during the relevent fiscal year, and the amount of NAV per share with dividend as of the end of each month represents NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

(b) Record of Distributions Paid

Record of distribution paid and NAV on the ex-dividend date from January 2014 to April 2015 are as follows:

Class C Shares

	Dividend		NAV on the ex-dividend date

Month/Year	Dollar	Yen	Dollar

2014 end of May	0.027	3.21	7.81
June	0.027	3.21	7.85
July	0.027	3.21	7.85
August	0.027	3.21	7.70
September	0.027	3.21	7.81
October	0.023	2.74	7.56
November	0.022	2.62	7.59
December	0.022	2.62	7.33
2015 end of January	0.023	2.74	7.37

February	0.022	2.62	7.45
March	0.023	2.74	7.45
April	0.022	2.62	7.39

Class M Shares

	Dividend		NAV on the ex-dividend date

Month/Year	Dollar	Yen	Dollar

2014 end of May	0.030	3.57	7.81
June	0.030	3.57	7.85
July	0.031	3.69	7.85
August	0.031	3.69	7.70
September	0.030	3.57	7.81
October	0.026	3.09	7.56
November	0.025	2.98	7.59
December	0.025	2.98	7.33
2015 end of January	0.026	3.09	7.38
February	0.025	2.98	7.45
March	0.026	3.09	7.46
April	0.025	2.98	7.39

(c) Record of Changes in Annual Return

Class C Shares

Annual Return

5/1/14 - 4/30/15	-1.79%

(Note) Annual Return (%) ={ [ [ Ending NAV * A] ] / Beginning NAV] - 1}*100 "A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on April 30, 2014 and Ending NAV means net asset value per share on April 30, 2015.

Class M Shares

Annual Return

5/1/13 - 4/30/14	-1.30%

(Note) Annual Return (%) ={ [ [ Ending NAV * A] ] / Beginning NAV] - 1}*100 "A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on April 30, 2013 and Ending NAV means net asset value per share on April 30, 2014.

II. RECORD OF SALES AND REPURCHASES

Record of sales and repurchases during the following period and number of outstanding shares of the Fund as of the end of April 2015 are as follows:

Class C Shares

	Number of	Number of Shares	Number of
	Shares Sold	Repurchased	Outstanding Shares

From: May 1, 2014	50,137,099	30,832,738	143,389,431

To: April 30, 2015	(0)	(148,940)	(1,164,130)

Note: The numbers of Shares sold, repurchased and outstanding in the parentheses "( )" represents those sold, repurchased and outstanding in Japan.

Class M Shares

	Number of	Number of Shares	Number of
	Shares Sold	Repurchased	Outstanding Shares

From: May 1, 2014	723,630	4,294,880	25,471,302
To: April 30, 2015	(350)	(3,659,407)	(22,482,701)

Note: The numbers of Shares sold, repurchased and outstanding in the parentheses "( )" represents those sold, repurchased and outstanding in Japan.

III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND

[Omitted, in Japanese version, unaudited semi-annual accounts of the Fund and Japanese translation thereof are incorporated here.]

IV. OUTLINE OF THE MANAGEMENT COMPANY

(1) Amount of Capital Stock

1. Amount of member’s equity of the Putnam Investment Management, LLC. (the “Investment Management Company”) (as of the end of April, 2015): $37,195,256* **]

2. Amount of member’s equity for the past five years:

Year	Member’s Equity
End of 2010	$82,851,104
End of 2011	$135,510,826
End of 2012	$21,073,034*
End of 2013	$34,533,038
End of 2014	$33,999,896 *(Unaudited)

* Consists of all components of equity and Parent Company relationship.

** This figure is unaudited.

(2) Description of Business and Outline of Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of April, 2015, Investment Management Company managed, advised, and/or administered the following 117 funds and fund portfolios (having an aggregate net asset value of over $87.5billion):

		(As of the end of April 2015)

Country where	Principal Characteristic	Number of Funds	Net Asset Value
Funds are			(million dollars)
established or
managed

	Closed End Type Bond Fund	6	$2,411.30

	Open End Type Balanced Fund	11	$6,927.02

U.S.A.
	Open End Type Bond Fund	37	$25,486.99

	Open End Type Equity Fund	63*	$52,686.08

Total		117	$87,511.39

*May include one or more funds whose portfolios become more conservative over time by increasing their bond allocations.

(3) Miscellaneous

As of the filing of this Semi-annual Report, there has been, or is, no litigation or fact which caused or would cause a material effect on the Investment Management Company during the six months prior to the filing of this Semi-annual Report.

V. OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY

[The financial statements of fiscal 2013 and 2012 of the Investment Management Company (unaudited basis) and their Japanese translation are incorporated here in the Japanese version.]